Net debt (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Current Assets, Short and Long Term Borrowings

	Listing exchange	2022 £m	2021 £m

Current assets:

Liquid investments		67	61

Cash and cash equivalents		3,723	4,274

		3,790	4,335

Short-term borrowings:

Commercial paper		(1,191)	(252)

Bank loans, overdrafts and other		(448)	(550)

2.850% US$ US Medium Term Note 2022	New York Stock Exchange	–	(1,483)

2.875% US$ US Medium Term Note 2022	New York Stock Exchange	–	(1,113)

0.125% € European Medium Term Note 2023	London Stock Exchange	(665)	–

0.000% € European Medium Term Note 2023	London Stock Exchange	(443)	–

0.534% US$ Medium Term Note 2023	New York Stock Exchange	(1,038)	–

Lease liabilities		(167)	(203)

		(3,952)	(3,601)

Long-term borrowings:

2.800% US$ US Medium Term Note 2023	New York Stock Exchange	–	(926)

0.125% € Euro Medium Term Note 2023	London Stock Exchange	–	(629)

3.375% US$ US Medium Term Note 2023	New York Stock Exchange	–	(925)

0.000% US$ US Medium Term Note 2023	New York Stock Exchange	–	(204)

0.000% € Euro Medium Term Note 2023	London Stock Exchange	–	(420)

0.534% US$ US Medium Term Note 2023	New York Stock Exchange	–	(926)

3.000% US$ US Medium Term Note 2024	New York Stock Exchange	(829)	(739)

1.375% € Euro Medium Term Note 2024	London Stock Exchange	(884)	(836)

4.000% € Euro Medium Term Note 2025	London Stock Exchange	(663)	(627)

3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(827)	(738)

1.000% € Euro Medium Term Note 2026	London Stock Exchange	(620)	(587)

1.250% € Euro Medium Term Note 2026	London Stock Exchange	(885)	(838)

3.000% € Euro Medium Term Note 2027	London Stock Exchange	(442)	–

3.375% £ Euro Medium Term Note 2027	London Stock Exchange	(306)	(595)

3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,450)	(1,294)

1.250% £ Euro Medium Term Note 2028	London Stock Exchange	(744)	(743)

3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(822)	(733)

1.375% € Euro Medium Term Note 2029	London Stock Exchange	(441)	(418)

1.750% € Euro Medium Term Note 2030	London Stock Exchange	(663)	(628)

3.125% € Euro Medium Term Note 2032	London Stock Exchange	(616)	–

5.250% £ Euro Medium Term Note 2033 (1)	London Stock Exchange	(640)	(984)

5.375% US$ US Medium Term Note 2034	London Stock Exchange	(412)	(368)

1.625% £ Euro Medium Term Note 2035	London Stock Exchange	(744)	(744)

6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(2,264)	(2,022)

6.375% £ Euro Medium Term Note 2039 (1)	London Stock Exchange	(695)	(695)

5.250% £ Euro Medium Term Note 2042	London Stock Exchange	(472)	(987)

4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(408)	(364)

4.250% £ Euro Medium Term Note 2045	London Stock Exchange	(366)	(789)

Other long-term borrowings		(1)	(1)

Lease liabilities		(841)	(812)

		(17,035)	(20,572)

Net debt		(17,197)	(19,838)

(1)	Partially purchased and cancelled on 13 February 2023.

Schedule of Lease Obligations
The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2022 £m	2021 £m

Rental payments due within one year	167	203

Rental payments due between one and two years	201	185

Rental payments due between two and three years	127	120

Rental payments due between three and four years	97	93

Rental payments due between four and five years	80	73

Rental payments due after five years	336	341

Total lease liabilities	1,008	1,015